Schedule of Land Use Rights, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 1	$ 303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 2	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 3	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 4	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 5	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 6	11,603,438
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 7	$ 13,122,363